Fair Value Measurements - Schedule of Carrying Value, Excluding Gross Unrealized Holding Loss and Fair Value of Held to Maturity Securities (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	$ 277,658,548	$ 276,115,444
Investment Securities Held-to-Maturity, Gross Unrealized Gains		4,535
Investment Securities Held-to-Maturity, Gross Unrealized Losses	11
Investment Securities Held-to-Maturity, Fair Value	277,658,537	276,119,979
U.S. Money Market
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	1,145	979
Investment Securities Held-to-Maturity, Fair Value	1,145	979
U.S. Treasury Securities
Schedule Of Held To Maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Carrying Value/Amortized Cost	277,657,403	276,114,465
Investment Securities Held-to-Maturity, Gross Unrealized Gains		4,535
Investment Securities Held-to-Maturity, Gross Unrealized Losses	11
Investment Securities Held-to-Maturity, Fair Value	$ 277,657,392	$ 276,119,000